SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 13:-       SUBSEQUENT EVENTS

In February 2014, the Company acquired all the share capital of Appixia Ltd. for cash consideration of approximately $1.3 million.

Appixia Ltd. develops a platform for building native mCommerce apps. The acquisition is intended to supports the Company's plans to continue strengthening its technological advantage and the depth of its product offering. The acquisition will be recorded in the Company's financial statements for fiscal year 2014.